VIA EDGAR

December 29, 2008

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE:	Old Mutual Funds II
1933 Act File No. 333-155404
CIK No. 0000775180
Rule 497(j) Certification/Post-Effective Amendment No. 1 to N-14

Ladies and Gentlemen:

On behalf of Old Mutual Funds II (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the form of prospectus that would have been filed pursuant to Rule 497(b) under the Securities Act would not have differed from the prospectus contained in Post-Effective Amendment No. 1 under the Securities Act to the Registrant’s registration statement on Form N-14 effective on December 23, 2008 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7727.

Very truly yours,

/s/ Kathryn L. Santoro

Kathryn L. Santoro
Associate Counsel
OLD MUTUAL CAPITAL, INC.